EARNINGS PER SHARE (Narrative) (Details) - Convertible Debt [Member]	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
3.75% Convertible Bond [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate	3.75%	3.75%	3.75%
3.25% Convertible Bond
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate	3.25%	3.25%	3.25%